Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Sales and services rendered	$1,264	$989
Purchases	$29	$156

	March 31,	December 31,
	2013	2012
	(in thousands)
Trade receivables	$5,536	$4,622
Accrued and other receivables	$3,954	$4,043
Trade payables	$150	$166